Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 92	$ 92	$ 76	$ 184	$ 145
Net income (loss) from investments in associated corporations	(16)	14	30	(2)	15
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	18	8	26	26	46
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	77	68	53	145	102
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 5	$ 1	$ 4	$ 6	$ 7